ROY W. ADAMS, JR.
                         INDEPENDENT LEGAL COUNSEL

                             February 6, 2013
370 PARK STREET                                       TELEPHONE:  (925) 631-0222
SUITE 2                                               FACSIMILE:  (815) 301-3414
MORAGA, CALIFORNIA 94556                             E-MAIL: rwadams@pacbell.net




VIA EDGAR TRANSMISSION
----------------------
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549


          RE:     First Pacific Mutual Fund, Inc.
                  File Nos. (33-23452/811-05631)
                  ------------------------------


Ladies and Gentlemen:

		On behalf of First Pacific Mutual Fund, Inc. (the "Registrant") and
pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933
Act"), I hereby certify that (i) the Prospectuses and Statements of Additional
Information listed below that would have been filed under paragraph (c) of Rule
497 under the 1933 Act would not have differed from the Prospectuses and
Statements of Additional Information contained in the Registrant's most recent
Post-Effective Amendment to its Registration Statement on Form N-1A under the
1933 Act and the Investment Company Act of 1940, as amended, ("PEA #37"), which was filed on January 30, 2013; and (ii) the text of PEA #37 has been filed electronically.

		The Prospectuses and Statements of Additional Information referenced above, which would otherwise have been filed pursuant to Rule 497(c), are: (1)
Prospectuses dated February 1, 2013 for the First Pacific Low Volatility Fund
and the Hawaii Municipal Fund Investor Class; and (2) Statements of Additional
Information dated February 1, 2013 for the First Pacific Low Volatility Fund and
the Hawaii Municipal Fund Investor Class.

		Questions and comments concerning this letter may be directed to the undersigned at (925) 631-0222.


Very truly yours,


/s/ Roy W. Adams, Jr.


Roy W. Adams, Jr.